Long-Term Debt (Details) - Schedule of Black-Scholes Option Pricing Model - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Warrants [member]
Long-Term Debt (Details) - Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share (in Dollars per share)		$ 4.74
Exercise price (in Dollars per share)		10
Risk-free interest rate	4.05%
Expected volatility	60.00%
Expected life	5 years
Dividend yield	0.00%
Conversion Option [member]
Long-Term Debt (Details) - Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share (in Dollars per share)		61.09
Exercise price (in Dollars per share)		$ 0.01
Risk-free interest rate	4.89%
Expected volatility	60.00%
Expected life	14 days
Dividend yield	0.00%